Organization	3 Months Ended
Jun. 30, 2011
Organization
Organization

Note 1 - Organization

Transfer Technology International Corp. (the “Company”) was previously known as Inverted Paradigms Corporation (“Inverted Paradigms” or the “Company”) was incorporated in the State of Nevada on December 18, 1997. On September 29, 2003, the Company completed a re-incorporation merger into a Delaware Corporation thus changing the state of incorporation from Nevada to Delaware. The Company is in the process of seeking new technology.

On March 17, 2009 the Company announced the creation of its wholly owned subsidiary Organic Products International Corp. (OPI). The decision to launch OPI is based on the development of three market ready products, and licensing agreements that provide a base of product offerings.

In November, 2009, the Company formed a new subsidiary called Xterminate, Inc., a Florida corporation, which launched their eco-friendly termite control business.  The Company applies oil for termite control purposes.

The condensed consolidated unaudited financial statements included herein have been prepared by Transfer Technology International Corporation (the “Company”), formerly Inverted Paradigms Corporation and Subsidiaries without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the SEC). Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted as allowed by such rules and regulations, and the Company believes that the disclosures are adequate to make the information presented not misleading. It is suggested that these condensed consolidated financial statements be read in conjunction with the December 31, 2010 audited consolidated financial statements and the accompanying notes thereto. While management believes the procedures followed in preparing these condensed consolidated financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

The management of the Company believes that the accompanying unaudited condensed consolidated financial statements contain all adjustments (including normal recurring adjustments) necessary to present fairly the operations, changes in stockholders’ equity (deficit), and cash flows for the periods presented.